Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The useful lives used for this purpose are as follows:
●	Computer and equipment	3 years

●	Furniture and fittings	3 years

●	Fire system	5 years

●	Motor vehicle	5 years

●	Renovation	shorter of expected lives of office renovation and lease terms

Schedule of Intangible Assets and Useful Lives	The useful lives used for this purpose are as follows:
●	Website	3 years

●	Software	5 years